NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details 1) - Aircraft		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Total		5	7
Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	[1]	2	2
Airbus A330-200 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total		1	3
Airbus A320-200 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total		1	1
ATR42-300 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total		1	1

[1]	One aircraft leased to DHL.